Note 19 - Common Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
19.
       Common Stock

On
July
23,
2015,
the Company announced that it has completed a
1
-for-
10
reverse stock split, effective at the close of trading on
July
22,
2015.
The Company's common shares began trading on a split-adjusted basis on
July
23,
2015.

On
September
17,
2015,
the Company issued
2,343,335
shares of common stock pursuant to a shareholders’ rights offering at a price of
$4.50
per share for gross proceeds of
$10.55
million.

Following the Company’s prospectus supplement filed with the SEC on
December
20,
2016,
the Company issued and sold at-the-market (ATM)
978,847
shares of common stock during
December
2016
for gross proceeds net of commissions of
$2.2
million.

On
December
14,
2016,
the Company reached an agreement with Friends Investment Co., an affiliate and its largest shareholder, to sell to Friends
719,425
shares of common stock at
$1.39
per share, the closing price of the Company shares on
December
14,
2016,
for total proceeds of
$1,000,000.

On
December
23,
2016,
the Company issued
900,000
shares of common stock at
$2.00
per share in order to purchase M/V “RT Dagr” from a related party (Tennenbaum Capital Partners, a holder of the Company's Series B Preferred Shares), a feeder containership vessel.